                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/05
                                               ---------
Check here if Amendment [x]; Amendment Number: 27
                                               ---
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Neumeier Investment Counsel LLC
      -------------------------------
Address: 26435 Carmel Rancho Blvd., Suite 200
         ------------------------------------
         Carmel, CA  93923
         -----------------
Form 13F File Number: 28-4792
                         ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:    Peter Neumeier
         -------------------------------------------------------
Title:   President
         -------------------------------------------------------
Phone:   831-625-6355
         -------------------------------------------------------
Signature, Place, and Date of Signing:
/s/ Peter Neumeier          Carmel, California        2/14/06
---------------------    -------------------------   --------
[Signature]                   [City, State]           [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this
report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
   ---- -------------------------------
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   0
                                  -----------
Form 13F Information Table Entry Total:  33
                                        -----
Form 13F Information Table Value Total: $201306
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-4792 Neumeier Investment Counsel LLC
        ---- -------------------------------
[Repeat as necessary.

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5    COL. 6    COLUMN 7          COLUMN 8
-----------------------------  ------------  ----------   --------   ------------------  -------   --------   ---------------------
                                                                                                    OTHER
                                   TITLE                    VALUE    SHARES/  SH/  PUT/  INVSTMT   MANAGERS     VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN    NONE      SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Amerigroup Corp.                     COM      03073T102       2320   119200               119200               75800    43400
-----------------------------------------------------------------------------------------------------------------------------------
Andrx Group                          COM      034553107       5079   308222               308222              156900   151322
-----------------------------------------------------------------------------------------------------------------------------------
Brady Corporation                    COM      104674106       7659   211700               211700              103100   108600
-----------------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corporation        COM      109043109       3103    80000                80000               48500    31500
-----------------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.         COM      147528103      12009   484215               484215              238400   245815
-----------------------------------------------------------------------------------------------------------------------------------
Colonial BancGroup Inc.              COM      195493309       7728   324450               324450              188600   135850
-----------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corporation          COM      25811P100        987    93141                93141               44525    48616
-----------------------------------------------------------------------------------------------------------------------------------
ElkCorp                              COM      287456107       2549    75725                75725               51650    24075
-----------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp                 COM      29426L108       6615   468173               468173              227800   240373
-----------------------------------------------------------------------------------------------------------------------------------
Federated Investors Inc.             COM      314211103       8744   236075               236075               85500   150575
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting                       COM      302941109       8847   322425               322425              160200   162225
-----------------------------------------------------------------------------------------------------------------------------------
Graco Inc.                           COM      384109104       5946   163000               163000               85400    77600
-----------------------------------------------------------------------------------------------------------------------------------
Headwaters Inc.                      COM      42210P102       5188   146400               146400               77700    68700
-----------------------------------------------------------------------------------------------------------------------------------
Holly Corporation                    COM      435758305       2765    46975                46975               25050    21925
-----------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group             COM      469814107       8794   129575               129575               74000    55575
-----------------------------------------------------------------------------------------------------------------------------------
JB Hunt Transport Services           COM      445658107       6526   288250               288250              103600   184650
-----------------------------------------------------------------------------------------------------------------------------------
Kirby Corporation                    COM      497266106       9323   178700               178700               86900    91800
-----------------------------------------------------------------------------------------------------------------------------------
Mercury General Corp.                COM      589400100       6691   114925               114925               66550    48375
-----------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco Inc.          COM      637071101       2295    36600                36600                7750    28850
-----------------------------------------------------------------------------------------------------------------------------------
Natural Resource Partnership         MLP      63900P103       2264    45050                45050               10200    34850
-----------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Inc.             COM      63935N107       3359   152800               152800               73400    79400
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration                 COM      651290108      11098   221650               221650              103300   118350
-----------------------------------------------------------------------------------------------------------------------------------
Nuveen Investments Inc.              CLA      67090F106      10158   238350               238350              138100   100250
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters                COM      G7127P100       8672   279125               279125              162000   117125
-----------------------------------------------------------------------------------------------------------------------------------
Premiere Global Services             COM      740585104       5548   682400               682400              365050   317350
-----------------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp.            COM      759594302       9829   269300               269300              137625   131675
-----------------------------------------------------------------------------------------------------------------------------------


RPC Inc.                             COM      749660106      11595   440207               440207              239625   200582
-----------------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd.                 COM      8744Y1024       1568    44100                44100               44100        0
-----------------------------------------------------------------------------------------------------------------------------------
Superior Energy Service              COM      868157108       5094   242000               242000              170600    71400
-----------------------------------------------------------------------------------------------------------------------------------
Tetra Technologies Inc.              COM      88162F105       8580   281125               281125              134700   146425
-----------------------------------------------------------------------------------------------------------------------------------
Tuesday Morning                      COM      899035505       1381    66025                66025               31200    34825
-----------------------------------------------------------------------------------------------------------------------------------
West Corporation                     COM      952355105       7536   178800               178800               91400    87400
-----------------------------------------------------------------------------------------------------------------------------------
World Fuel Services Corp.            COM      981475106       1456    43175                43175               25000    18175
-----------------------------------------------------------------------------------------------------------------------------------